Segmented Information (Details) - Schedule of Segment Information for Operating Results - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development	$ (460,901)	$ (582,253)
Salaries and benefits	(1,684,063)	(1,828,059)
Share-based compensation	(3,162,449)	(941,647)
Other operating expenses	(2,948,662)	(3,425,440)
Total operating expense	(8,256,075)	(6,777,399)
Net income from investments	178,046	220,112
Loss on disposal of plant and equipment		(14,804)
Loss on disposal of mineral property interest		(85,052)
Foreign exchange (loss) gain	(22,103)	185,475
Net loss	(8,100,132)	(6,471,668)
Equity holders of the Company	(8,095,449)	(6,420,885)
Non-controlling interests	(4,683)	(50,783)
Corporate [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development	(460,901)	(582,253)
Salaries and benefits	(1,684,063)	(1,828,059)
Share-based compensation	(3,162,449)	(941,647)
Other operating expenses	(2,560,859)	(3,094,578)
Total operating expense	(7,868,272)	(6,446,537)
Net income from investments	178,046	220,112
Loss on disposal of plant and equipment		(14,804)
Loss on disposal of mineral property interest		(85,052)
Foreign exchange (loss) gain	(41,304)	185,475
Net loss	(7,731,530)	(6,140,806)
Equity holders of the Company	(7,726,847)	(6,090,023)
Non-controlling interests	(4,683)	(50,783)
Exploration and Development [Member] | Silver Sand [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development
Salaries and benefits
Share-based compensation
Other operating expenses	(294,361)	(270,102)
Total operating expense	(294,361)	(270,102)
Net income from investments
Loss on disposal of plant and equipment
Loss on disposal of mineral property interest
Foreign exchange (loss) gain	4,296
Net loss	(290,065)	(270,102)
Equity holders of the Company	(290,065)	(270,102)
Non-controlling interests
Exploration and Development [Member] | Carangas [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development
Salaries and benefits
Share-based compensation
Other operating expenses	(71,971)	(50,459)
Total operating expense	(71,971)	(50,459)
Net income from investments
Loss on disposal of plant and equipment
Loss on disposal of mineral property interest
Foreign exchange (loss) gain	13,620
Net loss	(58,351)	(50,459)
Equity holders of the Company	(58,351)	(50,459)
Non-controlling interests
Exploration and Development [Member] | Silverstrike [Member]
Segmented Information (Details) - Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development
Salaries and benefits
Share-based compensation
Other operating expenses	(21,471)	(10,301)
Total operating expense	(21,471)	(10,301)
Net income from investments
Loss on disposal of plant and equipment
Loss on disposal of mineral property interest
Foreign exchange (loss) gain	1,285
Net loss	(20,186)	(10,301)
Equity holders of the Company	(20,186)	(10,301)
Non-controlling interests